Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes [Line Items]
Unrecognized tax benefits that if realized would impact effective tax rate	$ 0.4	$ 0.4
Estimate unrecognized tax benefits decrease resulting from prior period tax positions	(0.8)
LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Unrecognized tax benefits that if realized would impact effective tax rate	0.4	12.1
Net interest and penalties recognized related to uncertain tax positions	4.2	8.9	$ 5.0
Accrued interest related to unrecognized tax benefits	2.0	$ 7.0
Unrecognized tax benefits estimated that may be realized in next 12 months	$ 0.8
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
CANADA
Income Taxes [Line Items]
Credit carryforward	$ 324.1
Tax Credit Carryforward, Amount	324.1
SPAIN
Income Taxes [Line Items]
Credit carryforward	13.6
Tax Credit Carryforward, Amount	13.6
Foreign Tax Jurisdiction | CANADA | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	332.2
Operating Loss Carryforwards	332.2
Foreign Tax Jurisdiction | LUXEMBOURG | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	3,354.6
Operating Loss Carryforwards	3,354.6
Foreign Tax Jurisdiction | SPAIN
Income Taxes [Line Items]
Net operating loss carryforwards	95.6
Operating Loss Carryforwards	95.6
Foreign Tax Jurisdiction | SPAIN | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	95.6
Operating Loss Carryforwards	95.6
Foreign Tax Jurisdiction | UNITED KINGDOM
Income Taxes [Line Items]
Net operating loss carryforwards	64.9
Operating Loss Carryforwards	64.9
Foreign Tax Jurisdiction | UNITED KINGDOM | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	64.9
Operating Loss Carryforwards	64.9
Foreign Tax Jurisdiction | Non-US [Member] | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	47.5
Operating Loss Carryforwards	47.5
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards	817.7
Operating Loss Carryforwards	817.7
State and Local Jurisdiction | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	1,230.3
Operating Loss Carryforwards	1,230.3
Domestic Tax Authority | UNITED STATES
Income Taxes [Line Items]
Net operating loss carryforwards	1,067.4
Credit carryforward	36.6
Operating Loss Carryforwards	1,067.4
Tax Credit Carryforward, Amount	36.6
Domestic Tax Authority | UNITED STATES | LIONS GATE ENTERTAINMENT CORP. [Member]
Income Taxes [Line Items]
Net operating loss carryforwards	1,311.2
Credit carryforward	49.0
Operating Loss Carryforwards	1,311.2
Tax Credit Carryforward, Amount	$ 49.0